Pay vs Performance Disclosure - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023	Jul. 01, 2023	Apr. 01, 2023	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Pay vs Performance Disclosure
Net Income (Loss)	$ 103,447	$ 134,035	$ 150,761	$ 126,069	$ 132,589	$ 167,241	$ 203,118	$ 189,703	$ 514,312	$ 692,651	$ 535,640